Financial Instruments and Fair Value Measurements - Derivatives Not Designated As Hedging Instruments (Details4) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Interest rate swaps	$ (39,775)	$ (98,427)
Gain (Loss) On Derivatives [Domain]
Interest rate swaps	(39,775)	(98,427)
Forward freight agreements	1,123	(3,962)
Foreign currency forward contracts	(446)	(3,318)
Total	$ (39,098)	$ (105,707)
Location of Gain or (Loss) Recognized [Member]
Interest rate swaps	Gain/(loss) on interest rate swaps	Gain/(loss) on interest rate swaps
Forward freight agreements	Other, net	Other, net
Foreign currency forward contracts	Other, net	Other, net